Consolidated Statements of Changes in Shareholders' Equity	CNY (¥)	USD ($)	Ordinary shares [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Accumulated other comprehensive loss [Member] CNY (¥)	Retained earnings [Member] CNY (¥)
Beginning balance at Dec. 31, 2017	¥ 96,496,843			¥ 11,200,000	¥ 29,514,344		¥ 55,782,499
Beginning balance, Shares at Dec. 31, 2017 | shares			50,000,000
Net income for the year	27,412,441						27,412,441
Provision of statutory reserve					12,725,098		(12,725,098)
Other equity movement due to disposal of Lianwai kindergarten					(2,041,456)		2,041,456
Ending balance at Dec. 31, 2018	123,909,284			11,200,000	40,197,986		72,511,298
Ending balance, Shares at Dec. 31, 2018 | shares			50,000,000
Net income for the year	47,236,997						47,236,997
Provision of statutory reserve					10,609,534		(10,609,534)
Ending balance at Dec. 31, 2019	171,146,281			11,200,000	50,807,520		109,138,761
Ending balance, Shares at Dec. 31, 2019 | shares			50,000,000
Net income for the year	33,585,084	$ 5,147,140					33,585,084
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of issuance cost (Note 1)	170,694,201		¥ 45,198	170,649,003
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of issuance cost (Note 1), Shares | shares			16,667,000
Provision of statutory reserve					7,409,675		(7,409,675)
Foreign currency translation	(7,956,640)					¥ (7,956,640)
Ending balance at Dec. 31, 2020	¥ 367,468,926	$ 56,317,077	¥ 45,198	¥ 181,849,003	¥ 58,217,195	¥ (7,956,640)	¥ 135,314,170
Ending balance, Shares at Dec. 31, 2020 | shares			66,667,000